15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Portugal
Non-current assets	$ 244,251	$ 1,433,139
Mineral exploration expenses	520,500	2,165,880
Kosovo
Non-current assets	1	143,155
Mineral exploration expenses	45,927	89,808
All
Non-current assets	244,252	1,576,294
Mineral exploration expenses	566,427	2,276,286
Others
Mineral exploration expenses	$ 0	$ 20,598